COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
CONTINGENCIES

NOTE 11– COMMITMENTS AND CONTINGENCIES

From time to time, HII may be subject to routine litigation, claims, or disputes in the ordinary course of business. In the opinion of management; no pending or known threatened claims, actions or proceedings against HII are expected to have a material adverse effect on HII's consolidated financial position, results of operations or cash flows.   HII cannot predict with certainty, however, the outcome or effect of any of the litigation or investigatory matters specifically described above or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any lawsuits and investigations.

The Company has entered into various operating leases for office and storage facilities for terms ranging from month to month to six months.  Rent expense for years ended December 31, 2013 and 2012 for these leases amounted to $118,156 and $14,984, respectively.

On December 7, 2012, as amended on July 19, 2013, the Company's subsidiary, STP, entered into a strategic alliance agreement with PRC for an operating lease of equipment.  Under the agreement, PRC agreed to fund the purchase of generators, light towers and related equipment for STP's rental fleet.  Under the agreement, STP's monthly lease payment to PRC is calculated as 50% of monthly rental revenue earned on the leased PRC equipment.  The lease effectively started in January 2013, and in January 2013 the Company issued 350,000 shares of common stock as a deposit for future lease payments (see Note 8 above).  During the year ended December 31, 2013, STP recognized $274,015 in lease expense.

In January 2013, the Company entered into a master lease agreement with Enterprise Leasing Company (“Enterprise”) for its rolling stock which is being accounted for as an operating lease.  As of December 31, 2013 the Company leases 36 vehicles and 12 trailers under this master lease with monthly lease payments totaling approximately $54,291.  7 of the leased vehicles resulted from a sale/leaseback transaction with Enterprise in January 2013 where Enterprise purchased 7 vehicles from the Company for $87,375 resulting in a net loss of $11,773.  $2,133 of the loss was recognized immediately and the remainder is being amortized over the life of each respective lease.